Quarterly Holdings Report
for
Fidelity® Magellan® Fund
December 31, 2022
MAG-NPRT3-0323
1.811314.118
Common Stocks - 98.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.1%
Interactive Media & Services - 3.1%
Alphabet, Inc.:
Class A (a)	4,396,214	387,878
Class C (a)	3,825,440	339,431
		727,309
CONSUMER DISCRETIONARY - 4.1%
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)(b)	3,393,607	290,153
Hilton Worldwide Holdings, Inc.	2,168,873	274,059
		564,212
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	2,890,241	242,780
Multiline Retail - 0.6%
Dollar General Corp.	560,799	138,097
TOTAL CONSUMER DISCRETIONARY		945,089
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	999,426	456,238
FINANCIALS - 9.9%
Capital Markets - 6.6%
Intercontinental Exchange, Inc.	3,868,849	396,905
Moody's Corp.	1,412,490	393,548
Raymond James Financial, Inc. (b)	2,861,000	305,698
S&P Global, Inc.	1,323,135	443,171
		1,539,322
Insurance - 3.3%
Arthur J. Gallagher & Co.	1,982,890	373,854
Marsh & McLennan Companies, Inc.	2,422,538	400,882
		774,736
TOTAL FINANCIALS		2,314,058
HEALTH CARE - 17.5%
Health Care Equipment & Supplies - 1.4%
IDEXX Laboratories, Inc. (a)	815,133	332,542
Health Care Providers & Services - 4.6%
Humana, Inc.	724,400	371,030
UnitedHealth Group, Inc.	1,303,177	690,918
		1,061,948
Health Care Technology - 1.3%
Veeva Systems, Inc. Class A (a)	1,853,400	299,102
Life Sciences Tools & Services - 6.2%
Danaher Corp.	1,949,576	517,456
Mettler-Toledo International, Inc. (a)	258,566	373,744
Thermo Fisher Scientific, Inc.	978,405	538,798
		1,429,998
Pharmaceuticals - 4.0%
Eli Lilly & Co.	1,457,589	533,244
Zoetis, Inc. Class A	2,772,179	406,263
		939,507
TOTAL HEALTH CARE		4,063,097
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.4%
HEICO Corp. Class A	2,742,235	328,657
Commercial Services & Supplies - 2.9%
Cintas Corp.	868,882	392,404
Copart, Inc. (a)	4,714,782	287,083
		679,487
Professional Services - 3.2%
Equifax, Inc. (b)	1,974,162	383,698
Verisk Analytics, Inc.	2,017,245	355,882
		739,580
Road & Rail - 0.0%
Bird Global, Inc.:
Stage 1 rights (a)(c)	22,065	0
Stage 2 rights (a)(c)	22,064	0
Stage 3 rights (a)(c)	22,064	0
		0
TOTAL INDUSTRIALS		1,747,724
INFORMATION TECHNOLOGY - 41.0%
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	4,308,710	328,065
CDW Corp.	1,891,620	337,805
		665,870
IT Services - 10.8%
Accenture PLC Class A	1,751,015	467,241
Automatic Data Processing, Inc.	1,607,740	384,025
Gartner, Inc. (a)	922,045	309,936
MasterCard, Inc. Class A	1,665,549	579,161
Paychex, Inc.	1,465,054	169,302
Visa, Inc. Class A	2,876,063	597,531
		2,507,196
Semiconductors & Semiconductor Equipment - 5.5%
KLA Corp.	1,056,979	398,513
Lam Research Corp.	814,428	342,304
NVIDIA Corp.	3,727,949	544,802
		1,285,619
Software - 17.7%
Adobe, Inc. (a)	1,309,570	440,710
Autodesk, Inc. (a)	1,790,343	334,561
Cadence Design Systems, Inc. (a)	2,175,805	349,521
Fortinet, Inc. (a)	6,539,017	319,693
Intuit, Inc.	1,018,173	396,293
Microsoft Corp.	6,892,561	1,652,978
Palo Alto Networks, Inc. (a)(b)	2,065,200	288,178
Synopsys, Inc. (a)	1,069,920	341,615
		4,123,549
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	7,359,891	956,271
TOTAL INFORMATION TECHNOLOGY		9,538,505
MATERIALS - 3.1%
Chemicals - 3.1%
Linde PLC	1,355,529	442,146
Sherwin-Williams Co.	1,167,614	277,110
		719,256
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 6.2%
American Tower Corp.	1,771,439	375,297
Extra Space Storage, Inc.	2,174,900	320,102
Prologis (REIT), Inc.	3,624,558	408,596
SBA Communications Corp. Class A	1,198,068	335,830
		1,439,825
UTILITIES - 3.6%
Electric Utilities - 2.3%
NextEra Energy, Inc.	6,342,930	530,269
Water Utilities - 1.3%
American Water Works Co., Inc.	2,066,700	315,006
TOTAL UTILITIES		845,275
TOTAL COMMON STOCKS (Cost $16,060,866)		22,796,376

Money Market Funds - 2.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.37% (d)	502,236,748	502,337
Fidelity Securities Lending Cash Central Fund 4.37% (d)(e)	77,739,626	77,747
TOTAL MONEY MARKET FUNDS (Cost $580,084)		580,084

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $16,640,950)	23,376,460
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(119,818)
NET ASSETS - 100.0%	23,256,642

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	476,122	4,567,641	4,541,426	4,864	-	-	502,337	1.2%
Fidelity Securities Lending Cash Central Fund 4.37%	14,193	1,506,425	1,442,871	61	-	-	77,747	0.2%
Total	490,315	6,074,066	5,984,297	4,925	-	-	580,084

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Rialto Real Estate Fund LP	18,446	-	15,057	-	(17,188)	13,799	-
Total	18,446	-	15,057	-	(17,188)	13,799	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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